Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	2020	2019
	US$’000	US$’000
Cost
At January 1	621	586
Addition	67	20
Transfer	40	—
Exchange difference	15	15
At December 31	743	621
Accumulated amortization
At January 1	(493)	(429)
Amortization	(62)	(50)
Exchange difference	(8)	(14)
At December 31	(563)	(493)
Net book value
At December 31	180	128